Acquisition of Nova E-Commerce, Ltd. - Schedule of Business Acquisition, Pro Forma Information (Details) (Parenthetical) - USD ($)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Stock based compensation	$ 1,173,334
Employee Compensation [Member]
Stock based compensation	193,333	0
Consulting Fees [Member]
Stock based compensation	$ 1,173,334	$ 0